Related Party Transactions (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related parties	$ 675,623	$ 763,977
Qiaolin Wang [Member]
Related Party Transaction [Line Items]
Due from related parties		2,948
Limin Gao [Member]
Related Party Transaction [Line Items]
Due from related parties		437
Chunmei Sun [Member]
Related Party Transaction [Line Items]
Due from related parties		76,485
Shandong Luk Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 448,339	$ 354,095
Beijing Taiying [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 15,406
Chongqing Ruixuan Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 29,717
Chongqing Shenggu Human Resources Co., Ltd. Member]
Related Party Transaction [Line Items]
Due from related parties	$ 211,878	223,761
Chongqing Shenggu Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		651
Chongqing Shenggu Construction Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		2,644
Shandong Shenggu Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		2,441
Northern Shenggu Call Center Training School [Member]
Related Party Transaction [Line Items]
Due from related parties		65
Chongqing Yongchuan Shenggu Training School [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 70,733